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                                 [Letterhead]


                                         May 4, 1999


Via Edgar

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attn:  Office of Filings, Information and Consumer Services

Re:    Allmerica Investment Trust (the "Trust")
       Files Nos. 2-94067; 811-4138

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), please accept this letter as certification that each of the five prospectuses and the Statement of Additional Information for the above-referenced Trust do not differ from those contained in Post-effective Amendment No. 38 (the "Amendment") to the Trust's Registration Statement on Form N-1A, which Amendment was filed electronically on April 29, 1999 (Accession
Number: 0001021408-99-000739) and became effective on May 1, 1999 pursuant to Rule 485(b) of the Act.

If you have any questions, please call the undersigned at (508) 855-4013.

Please return an electronic transmittal as evidence of your receipt of this filing.

                                         Very truly yours,

                                         /s/ George M. Boyd
                                         George M. Boyd
                                         Secretary

cc:  Richard M. Reilly
     Paul T. Kane
     Gregory Sheehan, Esq.